Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Payment Amounts for Related Party Liability

The payment amounts for related party liability in connection with the Hirsch acquisition for the next five years are as follows (in thousands):

December 31, 2013:
2014	$1,118
2015	1,159
2016	1,205
2017	1,253
2018	1,303
Thereafter	3,248
Present value discount factor	(2,565)
Total	$6,721